Employee Benefits - Summary of Shares of Stocks of Defined Benefit Pension Plans (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Fair Value Of Plan Assets [Line Items]
Shares of stocks	₱ 2,510	₱ 2,426
Preferred stock [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Shares of stocks	360	360
PSE [member] | Common stock [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Shares of stocks	1,555	1,590
Parent [Member] | Common stock [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Shares of stocks	39	36
Others [Member] | Common stock [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Shares of stocks	₱ 556	₱ 440